Borrowings - Additional Information (Detail) - USD ($)												3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 23, 2025	Mar. 23, 2021	Aug. 06, 2020	May 31, 2020	Jan. 31, 2020	Aug. 31, 2019	Apr. 30, 2019	Nov. 30, 2018	Aug. 13, 2018	Aug. 01, 2018	Jan. 23, 2018	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020	Apr. 13, 2020	Aug. 24, 2018	Sep. 30, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Secured borrowing payable												$ 17,649,000			$ 17,649,000		$ 16,024,578	$ 17,407,874
Interest expense												5,743,000		$ 4,785,000	9,693,000	$ 10,672,000	18,722,278	20,090,522	$ 9,832,520
Remaining balance of debt issuance costs												1,786,000			1,786,000		2,597,582	1,987,188
Interest expense paid															10,002,000	11,043,000	19,973,444	19,687,302	11,523,649
Interest expense paid to related party														139,000	137,000	279,000	561,538	560,000	2,144,470
Secured Debt [Member]
Short-term Debt [Line Items]
Purchase commitment by the unrelated third party				$ 165,000,000						$ 65,000,000
Finance receivable purchased												108,540,000			108,540,000		79,816,182	32,368,546
Secured borrowing payable												17,649,000			17,649,000		16,024,578	17,407,874
Purchase commitment by the unrelated third party, additional commitment				$ 100,000,000						$ 100,000,000								100,000,000
Interest expense												547,000		372,000	1,372,000	1,110,000	2,308,695	1,733,609	518,050
Capitalized issuance costs															168,000		168,212
Debt issuance costs												12,000		12,000	25,000	25,000	50,436	50,436	$ 29,374
Remaining balance of debt issuance costs												4,000			4,000		29,421	79,856
Debt agreement, Maximum available amount												$ 56,460,000			$ 56,460,000		$ 85,183,818
Debt agreement, maturity date															October 2021		October 2021
Debt agreement, interest rate												15.00%			15.00%		15.00%
Secured Debt [Member] | SPE II, LLC [Member]
Short-term Debt [Line Items]
Percentage of unsecured finance receivable sold																			97.50%
Percentage of preferred return																			15.00%
Senior Notes [Member]
Short-term Debt [Line Items]
Debt agreement, Maximum available amount												$ 375,000,000			$ 375,000,000		$ 385,000,000
Senior Notes [Member] | Revolving Line Of Credit One [Member]
Short-term Debt [Line Items]
Interest expense												31,000			35,000	84,000
Capitalized issuance costs															294,000		294,369
Debt issuance costs												0		0	$ 21,000	16,000	23,560	188,054	$ 61,500
Remaining balance of debt issuance costs																	21,254	15,689
Debt agreement, Maximum available amount									$ 10,000,000								$ 10,000,000
Debt agreement, maturity date			February 2022												February 2022		February 2022
Interest expense paid																	$ 162,780	271,630	94,795
Debt agreement, interest payment frequency									monthly
Debt agreement, interest rate description															LIBOR plus 2.50		LIBOR plus 2.50
Debt agreement, Unamortized issuance cost																	$ 21,000
Senior Notes [Member] | Revolving Line Of Credit One [Member] | SPE I LLC [Member]
Short-term Debt [Line Items]
Interest expense																			4,340,907
Capitalized issuance costs																			1,024,153
Debt issuance costs																			114,846
Debt agreement, Maximum available amount																								$ 25,000,000
Debt agreement, amount outstanding																			0
Debt agreement, outstanding balance																			0
Senior Notes [Member] | Revolving Line Of Credit Two [Member]
Short-term Debt [Line Items]
Interest expense												1,887,000		2,017,000	$ 3,186,000	4,537,000	7,416,681	11,685,345	4,509,291
Capitalized issuance costs															2,098,000		2,081,174
Debt issuance costs												176,000		169,000	352,000	394,000	739,119	863,723	263,772
Remaining balance of debt issuance costs												1,118,000			1,118,000		1,453,031	113,475
Debt agreement, Maximum available amount					$ 175,000,000						$ 75,000,000	175,000,000			$ 175,000,000		$ 175,000,000					$ 125,000,000
Debt agreement, maturity date															January 2024		January 2024
Debt agreement, interest payment frequency											monthly
Debt agreement, interest rate description					one-month LIBOR plus 6 percent with a 2 percent LIBOR floor										LIBOR plus 6.00		LIBOR plus 6.00
Debt agreement, interest rate basis spread					6.00%
Debt agreement, variable spread					6.00%
Senior Notes [Member] | Revolving Line Of Credit Two [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Debt agreement, interest rate					2.00%
Senior Notes [Member] | Revolving Line Of Credit Three [Member]
Short-term Debt [Line Items]
Interest expense												955,000		943,000	$ 1,565,000	2,000,000	$ 3,402,639	2,137,851
Capitalized issuance costs															1,158		1,148,794
Debt issuance costs												107,000		95,000	212,000	183,000	387,689	222,807
Remaining balance of debt issuance costs												336,000			336,000		538,299	808,945
Debt agreement, Maximum available amount							$ 75,000,000					75,000,000			$ 75,000,000		$ 75,000,000
Debt agreement, maturity date															April 2023		April 2023
Debt agreement, interest payment frequency							monthly
Debt agreement, interest rate description															LIBOR plus 7.25		LIBOR plus 7.25
Senior Notes [Member] | Revolving Line Of Credit Four [Member]
Short-term Debt [Line Items]
Interest expense												637,000		641,000	$ 1,044,000	1,348,000	$ 2,282,983	1,435,133
Capitalized issuance costs															918,000		918,129
Debt issuance costs												82,000		75,000	164,000	151,000	308,840	184,699
Remaining balance of debt issuance costs												260,000			260,000		424,590	678,153
Debt agreement, Maximum available amount							$ 50,000,000					50,000,000			$ 50,000,000		$ 50,000,000
Debt agreement, maturity date															April 2023		April 2023
Debt agreement, interest payment frequency							monthly
Debt agreement, interest rate description															LIBOR plus 7.25		LIBOR plus 7.25
Senior Notes [Member] | Revolving Line Of Credit Five [Member]
Short-term Debt [Line Items]
Interest expense												111,000		117,000	$ 222,000	297,000	$ 512,875	238,246
Capitalized issuance costs															550,000		398,971
Debt issuance costs												155,000		50,000	215,000	96,000	199,840	64,563
Remaining balance of debt issuance costs												67,000			67,000		130,987	291,070
Debt agreement, Maximum available amount						$ 25,000,000						25,000,000			$ 25,000,000		$ 25,000,000
Debt agreement, maturity date															September 2021		September 2021
Debt agreement, interest payment frequency						monthly
Debt agreement, interest rate description															LIBOR plus 4.25		LIBOR plus 4.25
Senior Notes [Member] | Term Loan [Member]
Short-term Debt [Line Items]
Interest expense												1,528,000		663,000	$ 2,192,000	1,295,000	$ 2,635,625	2,588,708	369,477
Capitalized issuance costs															2,295,000		811,717
Debt issuance costs												110,000		57,000	173,000	113,000	235,185	210,960	34,600
Debt agreement, Maximum available amount								$ 25,000,000				50,000,000			$ 50,000,000		$ 50,000,000			$ 50,000,000
Debt agreement, maturity date															March 2025		November 2023
Debt agreement, amount outstanding												50,000,000			$ 50,000,000		$ 15,000,000	15,000,000
Debt agreement, interest payment frequency								monthly
Debt agreement, interest rate description		LIBOR plus 14%											LIBOR plus 10%		LIBOR plus 10.00		LIBOR plus 14.00
Debt agreement, interest rate basis spread													10.00%				14.00%
Debt agreement, outstanding balance												50,000,000			$ 50,000,000		$ 15,000,000	15,000,000
Debt agreement, Unamortized discount												14,000			14,000		18,632	31,783
Debt agreement, Unamortized issuance cost												1,641,000			1,641,000		$ 330,972	513,303
Debt agreement, variable spread													10.00%				14.00%
Proceeds from drew down of available commitment	$ 35,000,000
Subordinated Debt [Member]
Short-term Debt [Line Items]
Debt agreement, Maximum available amount												4,000,000			$ 4,000,000		$ 4,000,000
Debt agreement, maturity date															December 2023		December 2023
Debt agreement, interest payment frequency															quarterly		quarterly
Debt agreement, interest rate basis spread															14.00%		14.00%
Interest expense paid to related party														$ 139,000	$ 137,000	$ 279,000	$ 561,538	$ 560,000	$ 2,144,470
Debt agreement, variable spread															14.00%		14.00%
Additional Revolving Line Of Credit [Member]
Short-term Debt [Line Items]
Debt agreement, Maximum available amount																							$ 10,650,000
Debt agreement, interest rate																							16.00%
Other Long Term Debt [Member]
Short-term Debt [Line Items]
Interest expense												77,000			$ 77,000
Debt agreement, Maximum available amount												$ 6,354,000			$ 6,354,000		$ 6,354,000				$ 6,354,000
Debt agreement, maturity date															April 2022		April 2022
Debt agreement, interest rate basis spread															1.00%		1.00%
Debt agreement, variable spread															1.00%		1.00%